STOCK SUBSCRIPTIONS PAYABLE	12 Months Ended
Dec. 31, 2021
STOCK SUBSCRIPTIONS PAYABLE
Stock Subscriptions Payable

NOTE 14.  STOCK SUBSCRIPTIONS PAYABLE

The Company has no common stock subscriptions payable at December 31, 2021. The Company had stock subscriptions payable of $253,685 payable with 49,196 of its common shares of which $111,024 was payable to related parties with 20,029 of its common shares as of December 31, 2020.  These amounts were settled in 2021.